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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-10529
                                   ----------------------------------------

                                 The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850    Los Angeles, California     23226
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC 11150  Santa Monica Boulevard, Suite 850 Los Angeles, CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ----------------------

Date of fiscal year end:        July 31, 2006
                          -------------------------------

Date of reporting period:       April 30, 2006
                          -------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS -  99.8%                                  VALUE
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 2.6%
    5,300    FedEx Corporation                                    $    610,189
    5,700    United Parcel Service, Inc. - Class B                     462,099
                                                                  ------------
                                                                     1,072,288
                                                                  ------------
             BIOTECHNOLOGY - 4.8%
    5,300    Amgen, Inc.*                                              358,810
   11,400    Covance, Inc.*                                            665,190
    9,500    Dionex Corporation*                                       571,140
    6,000    Genzyme Corporation*                                      366,960
                                                                  ------------
                                                                     1,962,100
                                                                  ------------
             CHEMICALS - 4.8%
   12,700    Ecolab, Inc.                                              480,060
   23,600    Scotts Miracle-Gro Company (The) - Class A              1,044,536
    6,300    Sigma-Aldrich Corporation                                 432,243
                                                                  ------------
                                                                     1,956,839
                                                                  ------------
             COMMERCIAL SERVICES & SUPPLIES - 4.5%
   12,700    Manpower, Inc.                                            827,405
   11,700    Pitney Bowes, Inc.                                        489,645
   14,700    Waste Management, Inc.                                    550,662
                                                                  ------------
                                                                     1,867,712
                                                                  ------------
             COMMUNICATIONS EQUIPMENT - 3.9%
   21,100    Corning, Inc.*                                            582,993
   13,700    QUALCOMM, Inc.                                            703,358
   19,500    Tellabs, Inc.*                                            309,075
                                                                  ------------
                                                                     1,595,426
                                                                  ------------
             COMPUTERS & PERIPHERALS - 4.7%
   30,000    EMC Corporation*                                          405,300
   12,000    Hewlett-Packard Company                                   389,640
   11,600    Intergraph Corporation*                                   510,632
    7,400    International Business Machines Corporation               609,316
                                                                  ------------
                                                                     1,914,888
                                                                  ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.6%
    5,300    Bear Stearns Companies, Inc. (The)                        755,303
    2,200    Lehman Brothers Holdings, Inc.                            332,530
                                                                  ------------
                                                                     1,087,833
                                                                  ------------
             DIVERSIFIED TELECOMMUNICATIONS SERVICES - 2.1%
   37,200    Nokia Corporation - ADR                                   842,952
                                                                  ------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -  99.8% (Continued)                      VALUE
--------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.7%
    9,500    Agilent Technologies, Inc.*                          $    364,990
   40,000    Flextronics International Ltd.*                           454,400
   10,400    Garmin Ltd.                                               898,144
   24,800    LoJack Corporation*                                       548,328
   18,900    Trimble Navigation Ltd.*                                  895,482
                                                                  ------------
                                                                     3,161,344
                                                                  ------------
             FOOD & DRUG RETAILING - 1.7%
   10,500    Sysco Corporation                                         313,845
    6,400    Whole Foods Market, Inc.                                  392,832
                                                                  ------------
                                                                       706,677
                                                                  ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 6.8%
    8,600    Bausch & Lomb, Inc.                                       420,970
   11,000    Baxter International, Inc.                                414,700
   12,700    Henry Schein, Inc.*                                       592,074
   21,000    Medtronic, Inc.                                         1,052,520
    7,500    Stryker Corporation                                       328,125
                                                                  ------------
                                                                     2,808,389
                                                                  ------------
             HEALTH CARE PROVIDERS & SERVICES - 1.1%
    8,800    UnitedHealth Group, Inc.                                  437,712
                                                                  ------------
             HOTELS, RESTAURANTS & LEISURE - 2.4%
    8,000    Boyd Gaming Corporation                                   398,560
    7,200    Harrah's Entertainment, Inc.                              587,808
                                                                  ------------
                                                                       986,368
                                                                  ------------
             INDUSTRIAL CONGLOMERATES - 2.4%
    7,300    3M Company                                                623,639
   10,800    General Electric Company                                  373,572
                                                                  ------------
                                                                       997,211
                                                                  ------------
             INFORMATION TECHNOLOGY CONSULTING & SERVICES - 2.6%
   17,900    Accenture Ltd. - Class A                                  520,353
    9,500    Affiliated Computer Services, Inc. - Class A*             529,720
                                                                  ------------
                                                                     1,050,073
                                                                  ------------
             INTERNET SOFTWARE & SERVICES - 5.4%
   26,000    Cisco Systems, Inc.*                                      544,700
    3,600    Google, Inc. - Class A*                                 1,504,584
   10,000    RADVISION Ltd.*                                           174,500
                                                                  ------------
                                                                     2,223,784
                                                                  ------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -  99.8% (Continued)                      VALUE
--------------------------------------------------------------------------------
             MACHINERY - 1.8%
    2,600    Caterpillar, Inc.                                    $    196,924
   18,100    Pall Corporation                                          546,258
                                                                  ------------
                                                                       743,182
                                                                  ------------
             MEDIA - 6.5%
   13,500    Comcast Corporation - Class A*                            417,825
    8,600    Harman International Industries, Inc.                     756,714
   10,300    McGraw-Hill Companies, Inc. (The)                         573,298
   10,500    Meredith Corporation                                      520,800
   15,000    Walt Disney Company (The)                                 419,400
                                                                  ------------
                                                                     2,688,037
                                                                  ------------
             METALS & MINING - 1.2%
    4,500    Nucor Corporation                                         489,690
                                                                  ------------
             PERSONAL PRODUCTS - 0.6%
    5,500    Alberto-Culver Company                                    247,335
                                                                  ------------
             PHARMACEUTICALS - 8.1%
   11,700    Abbott Laboratories                                       500,058
   27,400    deCODE genetics, Inc.*                                    216,186
   26,000    Eli Lilly & Company                                     1,375,920
   13,000    Novartis AG - ADR                                         747,630
   12,600    Teva Pharmaceutical Industries Ltd. - ADR                 510,300
                                                                  ------------
                                                                     3,350,094
                                                                  ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
   33,000    Applied Materials, Inc.                                   592,350
   13,700    Intel Corporation                                         273,726
    7,400    Texas Instruments, Inc.                                   256,854
                                                                  ------------
                                                                     1,122,930
                                                                  ------------
             SOFTWARE - 11.9%
   19,000    Adobe Systems, Inc.                                       744,800
   21,200    Citrix Systems, Inc.*                                     846,304
   16,000    Intuit, Inc.*                                             866,720
   40,000    Microsoft Corporation                                     966,000
   60,000    Oracle Corporation*                                       875,400
   10,500    SAP AG - Sponsored ADR                                    573,615
                                                                  ------------
                                                                     4,872,839
                                                                  ------------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -  99.8% (Continued)                      VALUE
--------------------------------------------------------------------------------
             SPECIALTY RETAIL - 3.7%
   13,700    Bed Bath & Beyond, Inc.*                             $    525,395
   17,250    Men's Wearhouse, Inc. (The)                               611,340
   13,700    PETsMART, Inc.                                            378,942
                                                                  ------------
                                                                     1,515,677
                                                                  ------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.7%
    3,700    Nike, Inc. - Class B                                      302,808
                                                                  ------------
             TRADING COMPANIES & DISTRIBUTORS - 1.4%
    7,300    Grainger (W.W.), Inc.                                     561,516
                                                                  ------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.1%
   12,700    Amdocs Ltd.*                                              472,440
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $30,883,518)               $ 41,038,144
                                                                  ------------

================================================================================
  SHARES     MONEY MARKET FUNDS - 0.0%                               VALUE
--------------------------------------------------------------------------------
   11,727    First American Treasury Obligation Fund - Class Y
              (Cost $11,727)                                      $     11,727
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE - 99.8%
              (Cost $30,895,245)                                  $ 41,049,871

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               63,630
                                                                  ------------

             NET ASSETS - 100.0%                                  $ 41,113,501
                                                                  ============



* Non-income producing security
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


1.   SECURITIES VALUATION

     Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of April 30, 2006:

                  Cost of portfolio investments       $ 30,895,245
                                                      ============

                  Gross unrealized appreciation       $ 11,067,710
                  Gross unrealized depreciation           (913,084)
                                                      ------------

                  Net unrealized appreciation         $ 10,154,626
                                                      ============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Timothy J. Wahl
                           ------------------------------------------------

                           Timothy J. Wahl, President

Date         June 13, 2006
      ------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Timothy J. Wahl
                           ------------------------------------------------

                           Timothy J. Wahl, President

Date         June 13, 2006
      ------------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------------

                           Mark J. Seger, Treasurer

Date         June 13, 2006
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.